JPMorgan International Value Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.0%
Australia — 8.4%
Australia & New Zealand Banking Group Ltd.	177	2,863
BHP Group Ltd.	266	7,269
BlueScope Steel Ltd.	117	1,372
Coronado Global Resources, Inc., CHDI (a)	989	984
Glencore plc *	695	3,939
JB Hi-Fi Ltd.	11	335
Metcash Ltd.	136	395
National Australia Bank Ltd.	53	1,153
Rio Tinto Ltd.	24	1,685
Rio Tinto plc	54	3,244
South32 Ltd.	291	793
Westpac Banking Corp.	250	3,794
Woodside Petroleum Ltd.	119	2,680
Worley Ltd.	109	1,102
		31,608
Austria — 1.2%
ANDRITZ AG	12	573
BAWAG Group AG * (a)	14	661
Erste Group Bank AG	25	625
OMV AG	32	1,339
Telekom Austria AG *	59	364
voestalpine AG	34	767
		4,329
Belgium — 0.4%
Ageas SA	18	807
Bekaert SA	19	671
Telenet Group Holding NV	9	143
		1,621
China — 0.6%
BOC Hong Kong Holdings Ltd.	316	1,141
Yangzijiang Shipbuilding Holdings Ltd.	1,786	1,205
		2,346
Denmark — 2.1%
AP Moller - Maersk A/S, Class B	1	2,007
D/S Norden A/S	22	967
Drilling Co. of 1972 A/S (The) *	18	866
ISS A/S *	47	818
Jyske Bank A/S (Registered) *	11	576
Matas A/S	19	208
Solar A/S, Class B	9	827
Spar Nord Bank A/S	83	952
Sydbank A/S	23	700
		7,921
Egypt — 0.3%
Energean plc *	74	1,033

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — 1.6%
Nokia OYJ	370	1,929
Nordea Bank Abp	277	2,730
Outokumpu OYJ	215	946
TietoEVRY OYJ	10	279
		5,884
France — 7.7%
AXA SA	117	2,696
BNP Paribas SA	74	3,517
Carrefour SA	81	1,385
Cie de Saint-Gobain	25	1,148
Coface SA	41	433
Eiffage SA	12	1,075
Engie SA	154	1,910
Eutelsat Communications SA	84	635
IPSOS	18	926
Metropole Television SA	32	422
Orange SA	177	1,804
Publicis Groupe SA	20	1,068
Rothschild & Co.	28	1,036
SCOR SE	18	322
Societe Generale SA	70	1,563
Sopra Steria Group SACA	3	467
SPIE SA	25	608
Technip Energies NV	79	928
TotalEnergies SE (b)	138	7,070
		29,013
Germany — 8.6%
Allianz SE (Registered)	21	3,807
Aurubis AG	7	521
Bayer AG (Registered)	64	3,732
Bayerische Motoren Werke AG	23	1,886
Daimler AG	51	3,001
Daimler Truck Holding AG *	26	695
Deutsche Bank AG (Registered)	148	1,298
Deutsche Pfandbriefbank AG (a)	77	716
Deutsche Post AG (Registered)	60	2,394
Deutsche Telekom AG (Registered)	152	2,893
E.ON SE	127	1,144
Freenet AG	21	493
HeidelbergCement AG	12	617
HOCHTIEF AG	4	237
Kloeckner & Co. SE	71	695
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,522
Siemens AG (Registered)	40	4,483

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Talanx AG	10	355
Volkswagen AG (Preference)	14	1,915
		32,404
Hong Kong — 1.0%
Hongkong Land Holdings Ltd.	288	1,494
Kerry Properties Ltd.	420	1,010
Pacific Basin Shipping Ltd.	2,621	1,254
		3,758
Italy — 2.7%
Anima Holding SpA (a)	104	366
Assicurazioni Generali SpA	84	1,258
Azimut Holding SpA	22	380
Credito Emiliano SpA	68	386
Eni SpA	209	2,514
Maire Tecnimont SpA (b)	252	699
Mediobanca Banca di Credito Finanziario SpA	73	629
MFE-MediaForEurope NV, Class A *	433	195
Pirelli & C SpA (a)	196	848
Poste Italiane SpA (a)	50	418
UniCredit SpA	176	1,736
Unipol Gruppo SpA	214	899
		10,328
Japan — 21.4%
AGC, Inc.	26	951
Aiful Corp.	138	405
Aozora Bank Ltd.	23	470
Brother Industries Ltd.	40	744
Chiba Bank Ltd. (The)	98	545
Concordia Financial Group Ltd.	148	502
Cosmo Energy Holdings Co. Ltd.	58	1,756
Credit Saison Co. Ltd.	92	1,172
Dai-ichi Life Holdings, Inc.	102	1,780
Daiwa Securities Group, Inc.	125	577
Fuyo General Lease Co. Ltd.	16	985
Hachijuni Bank Ltd. (The)	96	357
Hitachi Ltd.	43	2,157
Honda Motor Co. Ltd.	105	2,696
Isuzu Motors Ltd.	115	1,260
ITOCHU Corp.	49	1,429
Japan Post Holdings Co. Ltd.	193	1,391
Japan Post Insurance Co. Ltd.	74	1,195
Kamigumi Co. Ltd.	23	466
Kandenko Co. Ltd.	41	256
KDDI Corp.	105	3,363
Mitsubishi Corp.	88	2,609
Mitsubishi UFJ Financial Group, Inc.	731	4,119

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mitsui & Co. Ltd.	95	2,085
Mitsui Fudosan Co. Ltd.	74	1,661
Mizuho Financial Group, Inc.	178	2,121
MS&AD Insurance Group Holdings, Inc.	44	1,437
Nippon Telegraph & Telephone Corp.	98	2,811
Nippon Television Holdings, Inc.	114	1,064
Nomura Real Estate Holdings, Inc.	54	1,312
ORIX Corp.	119	2,124
Resona Holdings, Inc.	190	740
SBI Holdings, Inc.	70	1,428
Sekisui House Ltd. (b)	64	1,126
Shizuoka Bank Ltd. (The)	91	550
SoftBank Corp.	211	2,436
Sojitz Corp.	71	1,072
Sompo Holdings, Inc.	23	1,040
Sumitomo Corp.	94	1,320
Sumitomo Forestry Co. Ltd.	78	1,214
Sumitomo Mitsui Financial Group, Inc.	93	2,915
Sumitomo Mitsui Trust Holdings, Inc.	50	1,649
Sumitomo Warehouse Co. Ltd. (The)	70	1,100
T&D Holdings, Inc.	92	1,041
Takeda Pharmaceutical Co. Ltd.	115	3,386
Tokyo Steel Manufacturing Co. Ltd.	53	547
Tokyo Tatemono Co. Ltd.	35	517
Tokyu Fudosan Holdings Corp.	219	1,189
Tosoh Corp.	38	489
Toyota Boshoku Corp.	74	1,097
Toyota Motor Corp.	565	9,169
Yamaha Motor Co. Ltd.	55	1,070
		80,895
Luxembourg — 0.5%
ArcelorMittal SA	69	1,696
RTL Group SA	7	293
		1,989
Netherlands — 5.1%
ABN AMRO Bank NV, CVA (a)	91	929
Aegon NV	337	1,480
ASR Nederland NV	27	1,120
Heijmans NV, CVA	91	1,087
Koninklijke Ahold Delhaize NV	63	1,746
NN Group NV	26	1,234
Randstad NV	13	638
Shell plc	419	11,190
		19,424
Norway — 2.8%
Aker BP ASA, SDR * (b)	26	898

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — continued
DNB Bank ASA	70	1,378
Elkem ASA (a)	230	941
Equinor ASA	80	3,084
Europris ASA (a)	79	465
Norsk Hydro ASA	170	1,151
Olav Thon Eiendomsselskap ASA	24	441
SpareBank 1 Nord Norge	80	776
SpareBank 1 SMN	42	546
SpareBank 1 SR-Bank ASA	46	546
Storebrand ASA	60	501
		10,727
Singapore — 1.4%
DBS Group Holdings Ltd.	64	1,467
Oversea-Chinese Banking Corp. Ltd.	207	1,753
StarHub Ltd.	378	342
United Overseas Bank Ltd.	68	1,351
Yangzijiang Financial Holding Ltd. *	1,260	360
		5,273
South Africa — 0.7%
Anglo American plc	76	2,753
Spain — 2.8%
Acerinox SA	40	395
Atresmedia Corp. de Medios de Comunicacion SA	190	583
Banco Bilbao Vizcaya Argentaria SA	518	2,348
Banco Santander SA (b)	944	2,361
CaixaBank SA	293	879
Repsol SA	148	1,845
Telefonica SA	414	1,847
Unicaja Banco SA (a)	541	468
		10,726
Sweden — 2.0%
Bilia AB, Class A	24	336
Boliden AB	25	842
Intrum AB (b)	24	508
Inwido AB	42	504
Loomis AB	31	879
MEKO AB	34	400
Securitas AB, Class B (b)	60	607
Skandinaviska Enskilda Banken AB, Class A	125	1,354
SSAB AB, Class B	189	866
Svenska Handelsbanken AB, Class A	105	946
Volvo AB, Class B	14	258
		7,500
Switzerland — 5.9%
Julius Baer Group Ltd.	15	794

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Mobilezone Holding AG (Registered)	51	908
Novartis AG (Registered)	126	10,837
Swiss Life Holding AG (Registered)	3	1,340
UBS Group AG (Registered)	245	4,011
Vontobel Holding AG (Registered)	8	499
Zurich Insurance Group AG	9	3,896
		22,285
United Kingdom — 14.1%
Aviva plc	210	1,016
Balfour Beatty plc	249	850
Barclays plc	969	1,857
Barratt Developments plc	139	854
Bellway plc	9	263
Berkeley Group Holdings plc *	10	524
BP plc	1,192	5,834
BT Group plc	575	1,136
Centrica plc *	1,490	1,597
CK Hutchison Holdings Ltd.	276	1,831
Crest Nicholson Holdings plc	84	283
Drax Group plc	123	1,174
Haleon plc *	316	1,123
HSBC Holdings plc	1,225	7,673
IG Group Holdings plc	56	540
Inchcape plc	157	1,609
Investec plc	278	1,505
JD Sports Fashion plc	818	1,300
JET2 plc *	55	610
Keller Group plc	44	431
Land Securities Group plc, REIT	157	1,401
Legal & General Group plc	427	1,364
Lloyds Banking Group plc	5,734	3,175
Man Group plc	271	900
Marks & Spencer Group plc *	530	919
Mitie Group plc	819	783
Morgan Sindall Group plc	20	488
NatWest Group plc	399	1,213
OSB Group plc	172	1,107
Paragon Banking Group plc	75	487
Premier Foods plc	451	639
Redrow plc	48	339
Standard Chartered plc	163	1,123
Taylor Wimpey plc	325	506
Tesco plc	599	1,920
Vistry Group plc	77	866

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Vodafone Group plc	1,914	2,821
WPP plc	106	1,144
		53,205
United States — 2.7%
GSK plc	253	5,313
Roche Holding AG	3	1,024
Signify NV (a)	14	461
Stellantis NV	159	2,287
Tenaris SA	74	1,029
		10,114
Total Common Stocks (Cost $356,679)		355,136
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022*(Cost $—)	12	33
	SHARES (000)
Short-Term Investments — 8.4%
Investment Companies — 5.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (c) (d)(Cost $21,767)	21,763	21,765
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	6,704	6,701
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	3,209	3,209
Total Investment of Cash Collateral from Securities Loaned (Cost $9,910)		9,910
Total Short-Term Investments (Cost $31,677)		31,675
Total Investments — 102.4% (Cost $388,356)		386,844
Liabilities in Excess of Other Assets — (2.4)%		(8,967)
NET ASSETS — 100.0%		377,877

Percentages indicated are based on net assets.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $9,159.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.9%
Oil, Gas & Consumable Fuels	10.1
Insurance	8.4
Metals & Mining	7.9
Pharmaceuticals	6.3
Automobiles	6.0
Capital Markets	3.5
Diversified Telecommunication Services	2.8
Trading Companies & Distributors	2.6
Wireless Telecommunication Services	2.4
Industrial Conglomerates	2.2
Real Estate Management & Development	2.0
Media	1.7
Food & Staples Retailing	1.6
Household Durables	1.5
Construction & Engineering	1.3
Multi-Utilities	1.2
Marine	1.1
Commercial Services & Supplies	1.1
Energy Equipment & Services	1.0
Others (each less than 1.0%)	9.2
Short-Term Investments	8.2

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$31,608	$—	$31,608
Austria	364	3,965	—	4,329
Belgium	—	1,621	—	1,621
China	—	2,346	—	2,346
Denmark	—	7,921	—	7,921
Egypt	1,033	—	—	1,033
Finland	—	5,884	—	5,884
France	—	29,013	—	29,013
Germany	—	32,404	—	32,404
Hong Kong	—	3,758	—	3,758
Italy	—	10,328	—	10,328

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$80,895	$—	$80,895
Luxembourg	—	1,989	—	1,989
Netherlands	—	19,424	—	19,424
Norway	2,115	8,612	—	10,727
Singapore	360	4,913	—	5,273
South Africa	—	2,753	—	2,753
Spain	—	10,726	—	10,726
Sweden	—	7,500	—	7,500
Switzerland	—	22,285	—	22,285
United Kingdom	2,612	50,593	—	53,205
United States	—	10,114	—	10,114
Total Common Stocks	6,484	348,652	—	355,136
Rights	33	—	—	33
Short-Term Investments
Investment Companies	21,765	—	—	21,765
Investment of Cash Collateral from Securities Loaned	9,910	—	—	9,910
Total Short-Term Investments	31,675	—	—	31,675
Total Investments in Securities	$38,192	$348,652	$—	$386,844
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$2,400	$64,122	$44,754	$(1)	$(2)	$21,765	21,763	$45	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	3,199	53,500	50,000	2	—(c)	6,701	6,704	41	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	945	83,967	81,703	—	—	3,209	3,209	13	—
Total	$6,544	$201,589	$176,457	$1	$(2)	$31,675		$99	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
(c)	Amount rounds to less than one thousand.